Accounts Receivable (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Beginning balance	¥ (560,465)	$ (81,516)	¥ (529,120)	¥ (527,335)
Additions	(42,167)	(6,132)	(139,652)	(61,482)
Reversal of allowance for doubtful accounts	80,866	11,761	42,365	66,586
Write-off of accounts receivable	30,230	4,396	65,942	5,204
Reversal of partial accounts receivable written off in prior years	0	0	0	(12,093)
Ending balance	¥ (491,536)	$ (71,491)	¥ (560,465)	¥ (529,120)